Basic And Diluted Income (Loss) Per Share - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders	$ (20,397,384)	$ 9,427,978
Weighted average common shares outstanding
Basic	70,101,618	66,528,051
Add: additional shares issuable upon exercise of employee stock options, warrants and restricted share units		2,066,938
Diluted	70,101,618	68,594,989
Net income (loss) per share
Basic and Diluted	$ (0.29)	$ 0.14
Employee stock options warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be antidilutive	1,664,231